Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Long-term debt by maturities
Long-term debt	SFr 170,227	SFr 170,453	SFr 161,087
Structured notes
Long-term debt by maturities
Long-term debt	45,030	48,210	47,039
Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,473	32,230	29,907
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	12,465	12,705	13,882
Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,700	2,882	2,881
Structured notes | Other
Long-term debt by maturities
Long-term debt	392	SFr 393	369
Bank
Long-term debt by maturities
Long-term debt	164,292		160,279
Bank | Structured notes
Long-term debt by maturities
Long-term debt	45,030		47,039
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,473		29,907
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	12,465		13,882
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,700		2,881
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 392		SFr 369